Mortgage Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Mortgage Notes Payable [Abstract]
Mortgages Notes Payable

Note 5 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of September 30, 2012 and December 31, 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
September 30, 2012	29	$35,760	4.52%	3.77
December 31, 2011	28	$30,260	4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.68% to 5.32% at September 30, 2012 and 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of September 30, 2012 and December 31, 2011, respectively.

The following table summarizes the scheduled aggregate principal repayments subsequent to September 30, 2012 (amounts in thousands):

Total
October 1, 2012 - December 31, 2012	$-
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Total	$35,760

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of September 30, 2012, the Company was in compliance with the debt covenants under the mortgage loan agreements.

Note 5 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of December 31, 2011. The Company had no mortgage notes payable at December 31, 2010 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
December 31, 2011	28	$30,260	4.67%	4.32
(1)	Mortgage notes payable have fixed rates. Effective interest rates range from 3.80% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of December 31, 2011.

The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2011 (amounts in thousands):

Year	Total
2012	$-
2013	88
2014	190
2015	13,752
2016	11,760
Thereafter	4,470
Total	$30,260

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2011, the Company was in compliance with the debt covenants under the mortgage loan agreements.